World Omni Auto Receivables Trust 2011-A	Exhibit 99.1
Monthly Servicer Certificate
February 29, 2012

Dates Covered
Collections Period	02/01/12 - 02/29/12
Interest Accrual Period	02/15/12 - 03/14/12
30/360 Days	30
Actual/360 Days	29
Distribution Date	03/15/12

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 01/31/12	557,061,336.73	37,029
Yield Supplement Overcollateralization Amount at 01/31/12	22,745,268.45	0

Receivables Balance at 01/31/12	579,806,605.18	37,029
Principal Payments	20,168,874.69	730
Defaulted Receivables	884,554.81	48
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 02/29/12	21,616,870.39	0

Pool Balance at 02/29/12	537,136,305.29	36,251

Pool Statistics	$ Amount	# of Accounts
Initial Receivables Balance	865,079,666.68	50,540

Delinquent Receivables:
Past Due 31-60 days	5,379,261.93	416
Past Due 61-90 days	1,088,909.51	77
Past Due 91 + days	517,931.40	33

Total	6,986,102.84	526

Total 31+ Delinquent as % Ending Pool Balance	1.30%

Recoveries	681,746.71

Aggregate Net Losses/(Gains) - February 2012	202,808.10

Overcollateralization Target Amount	32,228,178.32
Actual Overcollateralization	32,228,178.32

Weighted Average APR	3.79%
Weighted Average APR, Yield Adjusted	6.02%
Weighted Average Remaining Term	47.22

Flow of Funds	$ Amount

Collections	22,562,318.97
Advances	(21,691.16)
Investment Earnings on Cash Accounts	3,977.15
Servicing Fee	(483,172.17)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00

Available Funds	22,061,432.79

Distributions of Available Funds
(1) Class A Interest	472,168.86
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	47,310.65
(4) Second Priority Principal Distributable Amount	0.00
(5) Class C Interest	50,358.47
(6) Third Priority Principal Distributable Amount	0.00
(7) Required Reserve Account	0.00
(8) Noteholders’ Principal Distributable Amount	18,729,529.56
(9) Distribution to Certificateholders	2,762,065.25
(10) Remaining Amounts	0.00

Total Distributions of Available Funds	22,061,432.79

Servicing Fee	483,172.17
Unpaid Servicing Fee	—
Change in amount of the unpaid servicing fee from the prior period	—

Note Balances & Note Factors	$ Amount

Original Class A	749,995,000.00
Original Class B	24,366,000.00
Original Class C	24,367,000.00

Total Class A, B & C
Note Balance @ 02/15/12	523,637,656.53
Principal Paid	18,729,529.56
Note Balance @ 03/15/12	504,908,126.97

Class A-1
Note Balance @ 02/15/12	0.00
Principal Paid	0.00
Note Balance @ 03/15/12	0.00
Note Factor @ 03/15/12	0.0000000%

Class A-2
Note Balance @ 02/15/12	133,909,656.53
Principal Paid	18,729,529.56
Note Balance @ 03/15/12	115,180,126.97
Note Factor @ 03/15/12	55.3750610%

Class A-3
Note Balance @ 02/15/12	213,000,000.00
Principal Paid	0.00
Note Balance @ 03/15/12	213,000,000.00
Note Factor @ 03/15/12	100.0000000%

Class A-4
Note Balance @ 02/15/12	127,995,000.00
Principal Paid	0.00
Note Balance @ 03/15/12	127,995,000.00
Note Factor @ 03/15/12	100.0000000%

Class B
Note Balance @ 02/15/12	24,366,000.00
Principal Paid	0.00
Note Balance @ 03/15/12	24,366,000.00
Note Factor @ 03/15/12	100.0000000%

Class C
Note Balance @ 02/15/12	24,367,000.00
Principal Paid	0.00
Note Balance @ 03/15/12	24,367,000.00
Note Factor @ 03/15/12	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	569,837.98
Total Principal Paid	18,729,529.56

Total Paid	19,299,367.54

Class A-1
Coupon	0.29442%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.64000%
Interest Paid	71,418.48
Principal Paid	18,729,529.56

Total Paid to A-2 Holders	18,800,948.04

Class A-3
Coupon	1.11000%
Interest Paid	197,025.00
Principal Paid	0.00

Total Paid to A-3 Holders	197,025.00

Class A-4
Coupon	1.91000%
Interest Paid	203,725.38
Principal Paid	0.00

Total Paid to A-4 Holders	203,725.38

Class B
Coupon	2.33000%
Interest Paid	47,310.65
Principal Paid	0.00

Total Paid to B Holders	47,310.65

Class C
Coupon	2.48000%
Interest Paid	50,358.47
Principal Paid	0.00

Total Paid to C Holders	50,358.47

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.7134318
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	23.4491962

Total Distribution Amount	24.1626280

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000

Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.3433581
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	90.0458152

Total A-2 Distribution Amount	90.3891733

A-3 Interest Distribution Amount	0.9250000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000

Total A-3 Distribution Amount	0.9250000

A-4 Interest Distribution Amount	1.5916667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000

Total A-4 Distribution Amount	1.5916667

B Interest Distribution Amount	1.9416667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	1.9416667

C Interest Distribution Amount	2.0666668
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000

Total C Distribution Amount	2.0666668

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	0.00
Noteholders’ Third Priority Principal Distributable Amount	0.00
Noteholders’ Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 01/31/12	92,096.10
Balance as of 02/29/12	70,404.94
Change	(21,691.16)

Reserve Account
Balance as of 02/15/12	2,064,965.17
Investment Earnings	351.57
Investment Earnings Paid	(351.57)
Deposit/(Withdrawal)	—
Balance as of 03/15/12	2,064,965.17
Change	—

Required Reserve Amount	2,064,965.17